Investments in equity-accounted associates and joint ventures	12 Months Ended
Oct. 31, 2018
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Investments in equity-accounted associates and joint ventures

Note 25	Investments in equity-accounted associates and joint ventures

Joint ventures

CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company, which provide trust and asset servicing, both in Canada. As at October 31, 2018, the carrying value of our investments in the joint ventures was $463 million (2017: $402 million), which was included in Corporate and Other.

As at October 31, 2018, loans to the joint ventures totalled nil (2017: nil) and undrawn credit commitments totalled $128 million (2017: $128 million).

CIBC, The Bank of New York Mellon, and CIBC Mellon have, jointly and severally, provided indemnities to customers of the joint ventures in respect of securities lending transactions. See Note 21 for additional details.

There was no unrecognized share of losses of any joint ventures, either for the year or cumulatively. In 2018 and 2017, none of our joint ventures experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.

The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2018	2017	2016
Net income	$106	$81	$64
OCI	(12)	(30)	2
Total comprehensive income	$94	$51	$66

Associates

As at October 31, 2018, the total carrying value of our investments in associates was $63 million (2017: $313 million). These investments comprise: listed associates with a carrying value of nil (2017: $157 million) and a fair value of nil million (2017: $192 million); and unlisted associates with a carrying value of $63 million (2017: $156 million) and a fair value of $101 million (2017: $164 million). Of the total carrying value of our investments in associates, nil (2017: $2 million) was included in Canadian Personal and Small Business Banking, $1 million (2017: nil) in Canadian Commercial Banking and Wealth Management, nil (2017: nil) in U.S. Commercial Banking and Wealth Management, $41 million (2017: $291 million) in Capital Markets, and $21 million (2017: $20 million) in Corporate and Other.

As at October 31, 2018, loans to associates totalled nil (2017: nil) and undrawn credit commitments totalled $79 million (2017: $153 million). We also had commitments to invest up to nil (2017: nil) in our associates.

There was no unrecognized share of losses of any associate, either for the year or cumulatively. In 2018 and 2017, none of our associates experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.

The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2018	2017	2016
Net income (1)	$15	$20	$32
OCI	(7)	6	4
Total comprehensive income	$8	$26	$36

(1)	Excludes realized gains and losses on the sale of our equity-accounted associates.